General and administrative (Tables)	12 Months Ended
Dec. 31, 2024
General and administrative
Schedule of general and administrative expense
	2024	2023	2022
	$	$	$
Professional fees	3,074,130	3,248,233	5,208,356
Investor relations	1,748,242	665,915	1,495,695
Salaries, wages and benefits (Note 15[l])	2,658,364	1,855,087	2,798,074
Consulting fees	797,863	1,305,434	1,452,070
Office and general administrative	879,272	2,294,476	2,838,303
Foreign exchange loss (gain)	252,226	(336,421)	1,323,242
Building and facility costs	-	-	519,954
	9,410,097	9,032,724	15,635,694

Allocated to:
Continuing operations	9,410,097	9,032,724	14,450,094
Discontinued operations	-	-	1,185,600